Income (expenses) by nature (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of attribution of expenses by nature to their function [line items]
Personnel expenses	R$ (523,767)	R$ (520,711)
Costs of raw materials, materials and services	(3,078,193)	(3,153,449)
Logistics cost	(1,308,436)	(1,296,365)
Depreciation, depletion and amortization	(2,548,227)	(2,223,588)
Other	(348,953)	(535,054)
Total	(7,807,576)	(7,729,167)
Personnel expenses	(87,125)	(90,189)
Services	(58,771)	(55,666)
Logistics cost	(349,453)	(340,905)
Depreciation and amortization	(243,644)	(241,026)
Other (2)	(13,051)	(27,096)
Selling	(752,044)	(754,882)
Personnel expenses	(468,297)	(403,006)
Services	(110,713)	(115,819)
Depreciation and amortization	(33,943)	(30,276)
Other (3)	(69,850)	(124,450)
General and administrative	(682,803)	(673,551)
Results from sales of other products, net	39,974	27,487
Net result on disposal and write-off of non-current assets	32,052	(46,307)
Result on fair value adjustment of biological assets		1,516,458
Depreciation, amortization and other PPA realizations (4)	19,162	(2,532)
Provision for judicial liabilities	(67,582)	(104,863)
Other operating income, net	45,909	7,006
Total	69,515	(119,209)
Other operating income, net	69,515	(119,209)
Cost Of Sales , Idle Capacity And Maintenance	R$ 324,131	R$ 416,608